Cover	Apr. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2024
Entity File Number	001-40906
Entity Registrant Name	Achari Ventures Holdings Corp. I
Entity Central Index Key	0001844507
Entity Tax Identification Number	86-1671207
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	60 Walnut Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Clark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07066
City Area Code	732
Local Phone Number	340-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, par value $0.0001 per share, and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of common stock, par value $0.0001 per share, and one Redeemable Warrant
Trading Symbol	AVHIU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVHI
Security Exchange Name	NASDAQ
Redeemable Warrants
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	AVHIW
Security Exchange Name	NASDAQ